ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Details) - USD ($) $ in Thousands	3 Months Ended		4 Months Ended	8 Months Ended	12 Months Ended
	Apr. 04, 2021	Mar. 29, 2020	Jan. 03, 2021	Aug. 28, 2020	Dec. 29, 2019
Equity [Abstract]
Accumulated other comprehensive income	$ 1,746		$ 924		$ 1,408
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	552,908
Unrealized gain on cash flow hedges	822	$ (7,208)	924	$ (7,463)	1,408
Ending Balance	678,743		552,908
Gains/(Losses) on Cash Flow Hedges
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	924	1,408	0	1,408	0
Unrealized gain on cash flow hedges	822	(7,208)	924	(7,463)	1,408
Ending Balance	$ 1,746	$ (5,800)	$ 924	$ (6,055)	$ 1,408